Warrants (Q3) (Details) - $ / shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Warrants (Details) [Line Items]
Warrant expiration term	5 years	5 years
Sale price (in dollars per share)		$ 10.00
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member]
Warrants (Details) [Line Items]
Number of trading days	20 days	20 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Sale price (in dollars per share)	$ 9.20	$ 9.20
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price		100.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Maximum [Member]
Warrants (Details) [Line Items]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price		180.00%
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Warrant redemption price (in dollars per unit)	$ 0.01	$ 0.01
Minimum days required to redeem the warrants	30 days	30 days
Number of trading days	30 days	30 days
Number of consecutive trading days	20 days	20 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Sale price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Warrant redemption price (in dollars per unit)	$ 0.10	$ 0.10
Minimum days required to redeem the warrants	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Sale price (in dollars per share)	$ 10.00	$ 10.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Sale price (in dollars per share)	$ 18.00	$ 18.00